LONG TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt
	Bank Name	Interest Rate per Annum	December 31,
			$2017	$2016
Due on August 30, 2019, collateral by the Company’s LUR	Anhui Commercial Bank (“ACB”) Hui Tong Branch	8.00%	$7,652,046	$7,207,727
Total			$7,652,046	$7,207,727